Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–24.82%
U.S. Treasury Floating Rate Notes–24.82%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(a)	5.20%	04/30/2024	$ 74,500	$ 74,473,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	5.32%	07/31/2024	59,200	59,174,059
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.52%	01/31/2026	48,600	48,631,026
Total U.S. Treasury Securities (Cost $182,299,966)				182,278,301
		Expiration Date
Commodity-Linked Securities–11.56%
Bank of Montreal (Canada), 1 month SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2)(b)(c)		06/03/2025	32,000	32,725,666
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(b)(c)		02/03/2025	14,500	14,119,326
Royal Bank of Canada (Canada), (linked to RBC Enhanced Copper 2x Index, multiplied by 2)(b)(c)		09/03/2024	15,500	15,046,103
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(b)(c)		02/28/2025	20,700	22,989,282
Total Commodity-Linked Securities (Cost $82,700,000)				84,880,377
			Shares
Money Market Funds–59.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)			104,318,469	104,318,469
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)			73,528,512	73,572,630
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.46%(d)(e)			138,671,342	138,671,342
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)			119,221,108	119,221,108
Total Money Market Funds (Cost $435,728,231)				435,783,549
TOTAL INVESTMENTS IN SECURITIES–95.71% (Cost $700,728,197)				702,942,227
OTHER ASSETS LESS LIABILITIES–4.29%				31,486,000
NET ASSETS–100.00%				$734,428,227
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $84,880,377, which represented 11.56% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,900,583	$33,377,201	$(45,959,315)	$-	$-	$104,318,469	$1,423,429
Invesco Liquid Assets Portfolio, Institutional Class	82,535,610	23,840,858	(32,828,082)	17,371	6,873	73,572,630	1,040,095
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	171,052,283	130,959,656	(163,340,597)	-	-	138,671,342	2,216,587
Invesco Treasury Portfolio, Institutional Class	133,600,667	38,145,372	(52,524,931)	-	-	119,221,108	1,624,882
Total	$504,089,143	$226,323,087	$(294,652,925)	$17,371	$6,873	$435,783,549	$6,304,993

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	274	May-2024	$19,620,113	$984,187	$984,187
Corn	206	July-2024	4,804,950	(300,670)	(300,670)
Cotton No. 2	174	March-2024	7,409,790	454,747	454,747
Soybean	791	July-2024	49,111,212	(3,645,947)	(3,645,947)
Wheat	3	July-2024	91,538	(4,808)	(4,808)
Total Futures Contracts				$(2,512,491)	$(2,512,491)

(a)	Futures contracts collateralized by $11,907,810 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	29,300	November—2024	USD	3,438,452	$—	$133,801	$133,801
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17	Monthly	54,700	June—2024	USD	20,877,065	—	721,914	721,914
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	32,400	August—2024	USD	17,334,133	—	623,473	623,473
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	60,500	February—2024	USD	6,134,869	—	168,565	168,565
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.41	Monthly	121,000	June—2024	USD	36,629,386	—	3,934,351	3,934,351
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.30	Monthly	58,800	June—2024	USD	17,578,930	—	1,824,011	1,824,011
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.35	Monthly	621,500	June—2024	USD	34,418,571	—	2,032,933	2,032,933
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	156,000	February—2024	USD	59,044,752	—	3,778,242	3,778,242
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	104,200	March—2024	USD	10,422,699	—	283,737	283,737
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	29,800	November—2024	USD	5,032,695	—	114,495	114,495
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,136,000	February—2024	USD	56,728,886	—	923,454	923,454
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	118,600	February—2024	USD	26,056,906	—	275,045	275,045
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.01%	Monthly	500	January—2025	USD	108,836	$—	$0	$0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.10	Monthly	83,300	September—2024	USD	36,398,243	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	19,300	September—2024	USD	2,166,440	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	42,850	January—2025	USD	34,628,225	—	217,387	217,387
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	117,500	June—2024	USD	8,107,488	—	0	0
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	30,500	September—2024	USD	25,117,238	—	971,669	971,669
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.32	Monthly	55,600	June—2024	USD	25,755,316	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	515,500	December—2024	USD	58,361,044	—	3,717,064	3,717,064
Subtotal — Appreciation									—	19,720,141	19,720,141
Commodity Risk
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	2,400	June—2024	USD	3,140,246	—	(1,701)	(1,701)
J.P. Morgan Chase Bank, N.A.	Pay	S&P GSCI Gold Index Excess Return	0.08	Monthly	14,100	December—2024	USD	1,933,922	—	(24,439)	(24,439)
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	2,355,000	January—2025	USD	16,035,195	—	(269,176)	(269,176)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	62,700	March—2024	USD	11,812,812	—	(402,597)	(402,597)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	130,700	December—2024	USD	28,213,660	—	(585,026)	(585,026)
Subtotal — Depreciation									—	(1,282,939)	(1,282,939)
Total — Total Return Swap Agreements									$—	$18,437,202	$18,437,202

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Bloomberg Gold Subindex
	Long Futures Contracts
	Gold	100%
Barclays Gold Nearby Total Return Index
	Long Futures Contracts
	Gold	100%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Societe Generale Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Single Commodity Index Excess Return
	Long Futures Contracts
	Sugar	100%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
Merrill Lynch Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Gasoline RBOB	100%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
MLCIAPLH Excess Return Index
	Long Futures Contracts
	Lean Hogs	100%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$182,278,301	$—	$182,278,301
Commodity-Linked Securities	—	84,880,377	—	84,880,377
Money Market Funds	435,783,549	—	—	435,783,549
Total Investments in Securities	435,783,549	267,158,678	—	702,942,227
Other Investments - Assets*
Futures Contracts	1,438,934	—	—	1,438,934
Swap Agreements	—	19,720,141	—	19,720,141
	1,438,934	19,720,141	—	21,159,075
Other Investments - Liabilities*
Futures Contracts	(3,951,425)	—	—	(3,951,425)
Swap Agreements	—	(1,282,939)	—	(1,282,939)
	(3,951,425)	(1,282,939)	—	(5,234,364)
Total Other Investments	(2,512,491)	18,437,202	—	15,924,711
Total Investments	$433,271,058	$285,595,880	$—	$718,866,938

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund